UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-22080

                    First Trust Active Dividend Income Fund
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               (Exact name of registrant as specified in charter)

                       120 East Liberty Drive, Suite 400
                               Wheaton, IL 60187
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              (Address of principal executive offices) (Zip code)

                             W. Scott Jardine, Esq.
                          First Trust Portfolios L.P.
                       120 East Liberty Drive, Suite 400
                               Wheaton, IL 60187
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                    (Name and address of agent for service)

        Registrant's telephone number, including area code: 630-765-8000
                                                           --------------

                      Date of fiscal year end: November 30
                                              -------------

                  Date of reporting period: February 28, 2013
                                           -------------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS. The Schedule(s) of Investments is attached herewith.

FIRST TRUST ACTIVE DIVIDEND INCOME FUND
PORTFOLIO OF INVESTMENTS
FEBRUARY 28, 2013 (UNAUDITED)

    SHARES                                   DESCRIPTION                                       VALUE
---------------  --------------------------------------------------------------------      --------------
COMMON STOCKS - 85.9%

                 AEROSPACE & DEFENSE - 3.8%
         20,600  General Dynamics Corp. .............................................      $    1,400,182
         18,700  L-3 Communications Holdings, Inc. ..................................           1,426,249
                                                                                           --------------
                                                                                                2,826,431
                                                                                           --------------

                 AUTO COMPONENTS - 0.4%
         10,000  Johnson Controls, Inc. .............................................             314,700
                                                                                           --------------

                 AUTOMOBILES - 0.4%
         25,000  Ford Motor Co. .....................................................             315,250
                                                                                           --------------

                 BEVERAGES - 1.0%
         19,400  Coca-Cola (The) Co. ................................................             751,168
                                                                                           --------------

                 CAPITAL MARKETS - 2.3%
         73,900  Morgan Stanley .....................................................           1,666,445
                                                                                           --------------

                 CHEMICALS - 1.1%
          7,700  Monsanto Co. .......................................................             777,931
                                                                                           --------------

                 COMMERCIAL BANKS - 6.0%
         48,300  BB&T Corp. .........................................................           1,466,388
         24,200  PNC Financial Services Group, Inc. .................................           1,509,838
         41,300  Wells Fargo & Co. ..................................................           1,448,804
                                                                                           --------------
                                                                                                4,425,030
                                                                                           --------------

                 COMMUNICATIONS EQUIPMENT - 1.7%
         10,000  Harris Corp. .......................................................             480,700
         11,400  QUALCOMM, Inc. .....................................................             748,182
                                                                                           --------------
                                                                                                1,228,882
                                                                                           --------------

                 COMPUTERS & PERIPHERALS - 2.0%
            700  Apple, Inc. ........................................................             308,980
         23,300  Diebold, Inc. ......................................................             657,992
         10,000  Western Digital Corp. ..............................................             471,600
                                                                                           --------------
                                                                                                1,438,572
                                                                                           --------------

                 DIVERSIFIED FINANCIAL SERVICES - 6.2%
        127,800  Bank of America Corp. ..............................................           1,435,194
         35,800  Citigroup, Inc. ....................................................           1,502,526
         32,800  JPMorgan Chase & Co. ...............................................           1,604,576
                                                                                           --------------
                                                                                                4,542,296
                                                                                           --------------

                 DIVERSIFIED TELECOMMUNICATION SERVICES - 3.8%
         21,000  AT&T, Inc. .........................................................             754,110
         80,000  KT Corp., ADR ......................................................           1,294,400
         16,400  Verizon Communications, Inc. .......................................             763,092
                                                                                           --------------
                                                                                                2,811,602
                                                                                           --------------

                 ELECTRIC UTILITIES - 4.1%
         11,000  Duke Energy Corp. ..................................................             761,750
         47,900  Exelon Corp. .......................................................           1,484,421

                See Notes to Quarterly Portfolio of Investments           Page 1


FIRST TRUST ACTIVE DIVIDEND INCOME FUND
PORTFOLIO OF INVESTMENTS  - (CONTINUED)
FEBRUARY 28, 2013 (UNAUDITED)

    SHARES                                   DESCRIPTION                                       VALUE
---------------  --------------------------------------------------------------------      --------------
COMMON STOCKS - (CONTINUED)

                 ELECTRIC UTILITIES - (CONTINUED)
         24,600  PPL Corp. ..........................................................      $      758,172
                                                                                           --------------
                                                                                                3,004,343
                                                                                           --------------

                 FOOD & STAPLES RETAILING - 1.0%
          9,500  PriceSmart, Inc. ...................................................             704,425
                                                                                           --------------

                 FOOD PRODUCTS - 3.9%
         17,300  General Mills, Inc. ................................................             800,125
         10,000  Kellogg Co. ........................................................             605,000
         15,300  Kraft Foods Group, Inc. ............................................             741,591
         18,600  Unilever NV ........................................................             723,912
                                                                                           --------------
                                                                                                2,870,628
                                                                                           --------------

                 HEALTH CARE EQUIPMENT & SUPPLIES - 2.0%
         21,500  Baxter International, Inc. .........................................           1,453,400
                                                                                           --------------

                 HEALTH CARE PROVIDERS & SERVICES - 1.0%
         13,200  Express Scripts Holding Co. (a).....................................             751,212
                                                                                           --------------

                 HOTELS, RESTAURANTS & LEISURE - 3.1%
         56,800  Arcos Dorados Holdings, Inc. .......................................             719,656
         16,000  McDonald's Corp. ...................................................           1,534,400
                                                                                           --------------
                                                                                                2,254,056
                                                                                           --------------

                 HOUSEHOLD PRODUCTS - 3.2%
          8,500  Kimberly-Clark Corp. ...............................................             801,380
         20,100  Procter & Gamble (The) Co. .........................................           1,531,218
                                                                                           --------------
                                                                                                2,332,598
                                                                                           --------------

                 INDUSTRIAL CONGLOMERATES - 2.1%
         67,900  General Electric Co. ...............................................           1,576,638
                                                                                           --------------

                 INSURANCE - 3.8%
         30,300  American International Group, Inc. (a)..............................           1,151,703
         57,600  XL Group PLC .......................................................           1,649,664
                                                                                           --------------
                                                                                                2,801,367
                                                                                           --------------

                 MACHINERY - 8.0%
         14,000  Caterpillar, Inc. ..................................................           1,293,180
          6,600  Cummins, Inc. ......................................................             764,742
          8,300  Deere & Co. ........................................................             728,989
         17,600  Kennametal, Inc. ...................................................             712,448
          8,200  Parker Hannifin Corp. ..............................................             774,736
         20,200  Stanley Black & Decker, Inc. .......................................           1,589,740
                                                                                           --------------
                                                                                                5,863,835
                                                                                           --------------

                 MEDIA - 1.1%
         27,500  News Corp., Class B ................................................             804,650
                                                                                           --------------

                 METALS & MINING - 3.7%
          9,200  BHP Billiton Ltd., ADR .............................................             688,712
         42,200  Freeport-McMoRan Copper & Gold, Inc. ...............................           1,347,024

Page 2          See Notes to Quarterly Portfolio of Investments


FIRST TRUST ACTIVE DIVIDEND INCOME FUND
PORTFOLIO OF INVESTMENTS  - (CONTINUED)
FEBRUARY 28, 2013 (UNAUDITED)

 SHARES/UNITS                                DESCRIPTION                                       VALUE
---------------  --------------------------------------------------------------------      --------------
COMMON STOCKS - (CONTINUED)

                 METALS & MINING - (CONTINUED)
         35,200  Vale S.A., ADR .....................................................      $      668,448
                                                                                           --------------
                                                                                                2,704,184
                                                                                           --------------

                 MULTI-UTILITIES - 0.9%
         12,500  National Grid PLC, ADR .............................................             688,750
                                                                                           --------------

                 OIL, GAS & CONSUMABLE FUELS - 7.6%
         13,000  Chevron Corp. ......................................................           1,522,950
         24,100  ConocoPhillips .....................................................           1,396,595
         35,200  Encana Corp. .......................................................             632,896
         19,000  LinnCo LLC .........................................................             740,430
         11,200  Range Resources Corp. ..............................................             860,160
         10,000  TransCanada Corp. ..................................................             465,100
                                                                                           --------------
                                                                                                5,618,131
                                                                                           --------------

                 PHARMACEUTICALS - 5.2%
         21,800  Abbott Laboratories ................................................             736,622
         21,800  Abbvie, Inc. .......................................................             804,856
         56,500  Pfizer, Inc. .......................................................           1,546,405
         18,600  Teva Pharmaceutical Industries Ltd., ADR ...........................             695,640
                                                                                           --------------
                                                                                                3,783,523
                                                                                           --------------

                 REAL ESTATE INVESTMENT TRUSTS (REITS) - 0.2%
         20,000  Armour Residential REIT, Inc. ......................................             133,800
                                                                                           --------------

                 SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 1.9%
         68,100  Intel Corp. ........................................................           1,419,885
                                                                                           --------------

                 SPECIALTY RETAIL - 2.2%
         12,000  Home Depot (The), Inc. .............................................             822,000
         60,500  Staples, Inc. ......................................................             797,390
                                                                                           --------------
                                                                                                1,619,390
                                                                                           --------------

                 TOBACCO - 1.1%
          8,400  Philip Morris International, Inc. ..................................             770,700
                                                                                           --------------

                 WIRELESS TELECOMMUNICATION SERVICES - 1.1%
         11,600  Philippine Long Distance Telephone Co., ADR ........................             827,660
                                                                                           --------------
                 TOTAL COMMON STOCKS ................................................          63,081,482
                 (Cost $60,755,917)                                                        --------------

MASTER LIMITED PARTNERSHIPS - 7.8%

                 OIL, GAS & CONSUMABLE FUELS - 7.8%
         12,500  Buckeye Partners, L.P. .............................................             696,250
         20,000  Calumet Specialty Products Partners, L.P. ..........................             767,200
          6,000  DCP Midstream Partners L.P. ........................................             243,780
         32,600  Energy Transfer Partners, L.P. .....................................           1,561,866
          3,000  Kinder Morgan Energy Partners, L.P. ................................             261,930
         20,000  Linn Energy LLC ....................................................             760,200

                See Notes to Quarterly Portfolio of Investments           Page 3


FIRST TRUST ACTIVE DIVIDEND INCOME FUND
PORTFOLIO OF INVESTMENTS  - (CONTINUED)
FEBRUARY 28, 2013 (UNAUDITED)

 SHARES/UNITS                                DESCRIPTION                                       VALUE
---------------  --------------------------------------------------------------------      --------------
MASTER LIMITED PARTNERSHIPS - (CONTINUED)

                 OIL, GAS & CONSUMABLE FUELS - (CONTINUED)
         30,000  Martin Midstream Partners, L.P. ....................................      $    1,039,800
         15,000  Vanguard Natural Resources LLC .....................................             417,150
                                                                                           --------------
                 TOTAL MASTER LIMITED PARTNERSHIPS ..................................           5,748,176
                 (Cost $5,212,818)                                                         --------------

                 TOTAL INVESTMENTS - 93.7% ..........................................          68,829,658
                 (Cost $65,968,735) (b)                                                    --------------

   NUMBER OF
   CONTRACTS                                 DESCRIPTION                                       VALUE
---------------  --------------------------------------------------------------------      --------------
CALL OPTIONS WRITTEN - (0.2%)
                 S&P 500 Index Calls
              35 @ $1,540.00 due March 2013 .........................................                (595)
              35 @  1,500.00 due March 2013 .........................................             (84,000)
              35 @  1,525.00 due March 2013 .........................................             (31,605)
              35 @  1,550.00 due April 2013 .........................................             (37,170)
                                                                                           --------------
                 TOTAL CALL OPTIONS WRITTEN .........................................            (153,370)
                 (Premiums received $119,660)                                              --------------

                 NET OTHER ASSETS AND LIABILITIES - 6.5% ............................           4,782,249
                                                                                           --------------
                 NET ASSETS - 100.0% ................................................      $   73,458,537
                                                                                           ==============

(a)   Non-income producing security.

(b) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of February 28, 2013, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $4,003,606 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $1,142,683.

ADR   American Depositary Receipt


Page 4          See Notes to Quarterly Portfolio of Investments

FIRST TRUST ACTIVE DIVIDEND INCOME FUND
PORTFOLIO OF INVESTMENTS  - (CONTINUED)
FEBRUARY 28, 2013 (UNAUDITED)

--------------------------------------------------------------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of February 28, 2013 is as follows (see Note 1A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):

                                                 ASSETS TABLE
                                                                                    LEVEL 2          LEVEL 3
                                                     TOTAL          LEVEL 1       SIGNIFICANT      SIGNIFICANT
                                                   VALUE AT         QUOTED        OBSERVABLE      UNOBSERVABLE
                                                   2/28/2013        PRICES          INPUTS           INPUTS
                                                ---------------  -------------  ---------------  --------------
Common Stocks*................................  $    63,081,482  $  63,081,482  $            --  $           --
Master Limited Partnerships*..................        5,748,176      5,748,176               --              --
                                                ---------------  -------------  ---------------  --------------

TOTAL INVESTMENTS.............................  $    68,829,658  $  68,829,658  $            --  $           --
                                                ===============  =============  ===============  ==============

                                               LIABILITIES TABLE
                                                                                    LEVEL 2         LEVEL 3
                                                     TOTAL          LEVEL 1       SIGNIFICANT     SIGNIFICANT
                                                   VALUE AT         QUOTED        OBSERVABLE     UNOBSERVABLE
                                                   2/28/2013        PRICES          INPUTS          INPUTS
                                                ---------------  -------------  ---------------  --------------
Call Options Written..........................  $      (153,370) $    (153,370) $            --  $           --
                                                ===============  =============  ===============  ==============


* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at February 28, 2013.

                See Notes to Quarterly Portfolio of Investments           Page 5

NOTES TO QUARTERLY PORTFOLIO OF INVESTMENTS

                    FIRST TRUST ACTIVE DIVIDEND INCOME FUND
                         FEBRUARY 28, 2013 (UNAUDITED)

                     1. VALUATION AND INVESTMENT PRACTICES

A. PORTFOLIO VALUATION:

The net asset value ("NAV") of the Common Shares of First Trust Active Dividend Income Fund (the "Fund") is determined daily as of the close of regular trading on the New York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Domestic debt securities and foreign securities are priced using data reflecting the earlier closing of the principal markets for those securities. The NAV per Common Share is calculated by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses, dividends declared but unpaid, and any borrowings of the Fund) by the total number of Common Shares outstanding.

The Fund's investments are valued daily in accordance with valuation procedures adopted by the Fund's Board of Trustees, and in accordance with provisions of the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund's securities will be valued as follows:

      Common stocks, master limited partnerships ("MLPs") and other securities listed on any national or foreign exchange (excluding the NASDAQ National Market ("NASDAQ") and the London Stock Exchange Alternative Investment Market ("AIM")) are valued at the last sale price on the exchange on which they are principally traded or, for NASDAQ and AIM securities, the official closing price. Securities traded on one or more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the principal market for such securities.

      Securities traded in the over-the-counter market are valued at their closing bid prices.

      Exchange-traded options contracts are valued at the closing price in the market where such contracts are principally traded. If no closing price is available, exchange-traded options contracts are valued at the mean between the most recent bid and asked prices. Over-the-counter options contracts are valued at their closing bid prices.

      Short-term investments that mature in less than 60 days when purchased are valued at amortized cost.

All market quotations used in valuing the Fund's securities will be obtained from a third party pricing service. If no quotation is received from a pricing service, attempts will be made to obtain one or more broker quotes for the security. In the event the pricing service does not provide a valuation, broker quotations are not readily available, or the valuations received are deemed unreliable, the Fund's Board of Trustees has designated First Trust Advisors L.P. ("First Trust") to use a fair value method to value the Fund's securities. Additionally, if events occur after the close of the principal markets for certain securities (e.g., domestic debt and foreign securities) that could materially affect the Fund's NAV, First Trust will use a fair value method to value the Fund's securities. The use of fair value pricing is governed by valuation procedures adopted by the Fund's Board of Trustees, and in accordance with the provisions of the 1940 Act. As a general principle, the fair value of a security is the amount which the Fund might reasonably expect to receive for the security upon its current sale. In light of the judgment involved in fair valuations, there can be no assurance that a fair value assigned to a particular security will be the amount which the Fund might be able to receive upon its current sale. Fair valuation of a security will be based on the consideration of all available information, including, but not limited to, the following:

      1)    the type of security;

      2)    the size of the holding;

      3)    the initial cost of the security;

      4)    transactions in comparable securities;

      5)    price quotes from dealers and/or pricing services;

      6)    relationships among various securities;

      7) information obtained by contacting the issuer, analysts, or the appropriate stock exchange;

      8)    an analysis of the issuer's financial statements; and

      9) the existence of merger proposals or tender offers that might affect the value of the security.

If the securities in question are foreign securities, the following additional information may be considered:

      1) the value of similar foreign securities traded on other foreign markets;

      2)    ADR trading of similar securities;

      3)    closed-end fund trading of similar securities;

      4)    foreign currency exchange activity;

      5) the trading prices of financial products that are tied to baskets of foreign securities;

      6)    factors relating to the event that precipitated the pricing problem;

      7)    whether the event is likely to recur; and

      8) whether the effects of the event are isolated or whether they affect entire markets, countries or regions.

                    FIRST TRUST ACTIVE DIVIDEND INCOME FUND
                         FEBRUARY 28, 2013 (UNAUDITED)

The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

      o Level 1 - Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

      o Level 2 - Level 2 inputs are observable inputs, either directly or indirectly, and include the following:

            o     Quoted prices for similar investments in active markets.

            o Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.

            o Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).

            o Inputs that are derived principally from or corroborated by observable market data by correlation or other means.

      o Level 3 - Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the investment.

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value the Fund's investments as of February 28, 2013, is included with the Fund's Portfolio of Investments.

B. OPTION CONTRACTS:

On June 11, 2012 the Fund's Board of Trustees approved a modification of the Fund's dividend capture strategy by adding an equity dividend value consideration and also approved the addition of an option overlay strategy to the Fund's equity dividend value strategy. The Fund's primary investment objective of a high level of current income, combined with its secondary objective of capital appreciation, remains the same. The goal of the option overlay strategy is to generate additional income from option premiums in an attempt to enhance the distributions payable to shareholders and reduce overall portfolio volatility. The Fund generally will write call options on stock indices and single stocks "at-the-money" or "out-of-the-money" on up to 50% of the Fund's portfolio value. The option strategy is managed by the Alternatives Group at First Trust, the investment advisor to the Fund. The Fund will not write (sell) "naked" or uncovered options. Options are marked-to-market daily and their value will be affected by changes in the value and dividend rates of the underlying equity securities, changes in interest rates, changes in the actual or perceived volatility of the securities markets and the underlying equity securities and the remaining time to the options' expiration. The value of options may also be adversely affected if the market for the options becomes less liquid or trading volume diminishes.

Options the Fund writes (sells) will either be exercised, expire or be cancelled pursuant to a closing transaction. If the price of the underlying equity security exceeds the option's exercise price, it is likely that the option holder will exercise the option. If a single stock option written (sold) by the Fund is exercised, the Fund would be obligated to deliver the underlying equity security to the option holder upon payment of the strike price. In this case, the option premium received by the Fund will be added to the amount realized on the sale of the underlying security for purposes of determining gain or loss. Index options, if exercised, are settled in cash and therefore the Fund never has to deliver any physical securities. If the price of the underlying equity security is less than the option's strike price, the option will likely expire without being exercised. The option premium received by the Fund will, in this case, be treated as short-term capital gain on the expiration date of the option. The Fund may also elect to close out its position in an option prior to its expiration by purchasing an option of the same series as the option written
(sold) by the Fund.

Single stock options that the Fund writes (sells) give the option holder the right, but not the obligation, to purchase a security from the Fund at the strike price on or prior to the option's expiration date. The purchaser of an index option written by the Fund has the right to any appreciation in the cash value of the index over the strike price on the expiration date. The ability to successfully implement the writing (selling) of covered call options depends on the ability of the Advisor to predict pertinent market movements, which cannot be assured. Thus, the use of options may require the Fund to sell portfolio securities at inopportune times or for prices other than current market value, which may limit the amount of appreciation the Fund can realize on an investment, or may cause the Fund to hold a security that it might otherwise sell. As the writer (seller) of a covered option, the Fund foregoes, during the option's life, the opportunity to profit from increases in the market value of the security covering the option above the sum of the premium and the strike price of the option, but has retained the risk of loss should the price of the underlying security decline. The writer (seller) of an option has no control over the time when it may be required to fulfill its obligation as a writer (seller) of the option. Once an option writer (seller) has received an exercise notice, it cannot effect a closing purchase transaction in order to terminate its obligation under the option and must deliver the underlying security to the option holder at the exercise price.

Over-the-counter options have the risk of the potential inability of counterparties to meet the terms of their contracts. The Fund's maximum equity price risk for purchased options is limited to the premium initially paid. In addition, certain risks may arise upon entering into option contracts including the risk that an illiquid secondary market will limit the Fund's ability to close out an option contract prior to the expiration date and that a change in the value of the option contract may not correlate exactly with changes in the value of the securities hedged.

                    FIRST TRUST ACTIVE DIVIDEND INCOME FUND
                         FEBRUARY 28, 2013 (UNAUDITED)

C. SECURITIES TRANSACTIONS:

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis.

                               2. OPTION ACTIVITY

Written option activity for the Fund for the period ended February 28, 2013 was as follows:

                                                    Number
                                                      of
Written Options                                    Contracts       Premiums
------------------------------------------------------------------------------
Options outstanding at November 30, 2012......         140         $ 111,751
Options Written...............................         595           346,793
Options Expired...............................        (280)          (53,225)
Options Exercised.............................           0                 0
Options Closed................................        (315)         (285,659)
                                                   -------         ---------
Options outstanding at February 28, 2013......         140         $ 119,660
                                                   =======         =========

[NOTE TO FINANCIAL PRINTER:  INSERT SCHEDULE OF INVESTMENTS HERE]

ITEM 2. CONTROLS AND PROCEDURES.

   (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

   (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)        First Trust Active Dividend Income Fund
            --------------------------------------------------------

By (Signature and Title)*               /s/ Mark R. Bradley
                                        ----------------------------------------
                                        Mark R. Bradley, President and
                                        Chief Executive Officer
                                        (principal executive officer)

Date: April 12, 2013
     ----------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*               /s/ Mark R. Bradley
                                        ----------------------------------------
                                        Mark R. Bradley, President and
                                        Chief Executive Officer
                                        (principal executive officer)

Date: April 12, 2013
     ----------------------

By (Signature and Title)*               /s/ James M. Dykas
                                        ----------------------------------------
                                        James M. Dykas, Treasurer,
                                        Chief Financial Officer and
                                        Chief Accounting Officer
                                        (principal financial officer)

Date: April 12, 2013
     ----------------------

* Print the name and title of each signing officer under his or her signature.